Risk management - Expected reclassification of the cumulative exchange difference from other comprehensive income to profit or loss (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 COP ($)
Risk management
Before taxes	$ (1,078,180)
Taxes	476,436
After taxes	(601,744)
2024
Risk management
Before taxes	(259,133)
Taxes	115,993
After taxes	(143,140)
2025
Risk management
Before taxes	(260,645)
Taxes	114,704
After taxes	(145,941)
2026
Risk management
Before taxes	(253,536)
Taxes	111,575
After taxes	(141,961)
2027
Risk management
Before taxes	(79,228)
Taxes	34,866
After taxes	(44,362)
2028
Risk management
Before taxes	(78,661)
Taxes	34,617
After taxes	(44,044)
2029
Risk management
Before taxes	(77,785)
Taxes	34,231
After taxes	(43,554)
2030
Risk management
Before taxes	(36,975)
Taxes	16,272
After taxes	(20,703)
2031
Risk management
Before taxes	(16,545)
Taxes	7,281
After taxes	(9,264)
2032
Risk management
Before taxes	(14,746)
Taxes	6,489
After taxes	(8,257)
2033
Risk management
Before taxes	(926)
Taxes	408
After taxes	$ (518)